Commitments and Contingencies (Details Narrative) (10K)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) shares	Feb. 28, 2015 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) ft² $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Security deposit			$ 34,176		$ 34,176		$ 45,900	$ 45,900
Rent expense			$ 31,000	$ 33,000	$ 63,000	$ 66,000	124,038	$ 141,131
Number of common stock issued | shares					331,335			14,063
Warrants to purchase common stock | shares			341,335		341,335			6,250
Proceeds from issuance of warrants					$ 994,000
Exercise price per share | $ / shares			$ 4.00		$ 4.00			$ 4.00
Warrant term					5 years
Research and development expense			$ 610,725	608,688	$ 1,416,578	1,474,732	2,883,563	$ 2,105,059
Operating expenses			$ 2,589,015	$ 2,159,230	$ 5,085,386	$ 4,235,479	7,833,510	7,537,773
Employee-related liabilities							$ 602,221	797,576
Stock-based compensation, stock option granted | shares					850,000		857,000
Common stock exercise price | $ / shares					$ 3.35		$ 3.72
Chief Executive Officer [Member]
Cash bonuses							$ 96,000
Bonus payments							$ 49,691
Chief Executive Officer [Member] | Effective From January 1 2015 [Member]
Salary reduced	$ 7,200
Division President [Member]
Severance costs		$ 150,000
Stock-based compensation, stock option granted | shares		25,000
Common stock exercise price | $ / shares		$ 9.20
Share based compensation arrangement by share based payment award options grant intrinsic value		$ 200,400
Vice President of Research and Development [Member]
Severance costs	$ 125,000
Directors [Member]
Warrants to purchase common stock | shares							8,000
Exercise price per share | $ / shares							$ 4.00
Board of Directors [Member]
Accounts payable and accrued liabilities, total							$ 357,500	$ 200,000
Settlement Agreement [Member]
Number of common stock issued | shares								4,230
Warrants to purchase common stock | shares								30,000
Proceeds from issuance of warrants								$ 152,000
Warrant term								5 years
Related Party Agreement[Member]
Stock-based compensation, stock option granted | shares	1,725
Grant date value	$ 15,000
Minimum [Member] | Directors [Member]
Exercise price per share | $ / shares							$ 4.50
Minimum [Member] | Settlement Agreement [Member]
Exercise price per share | $ / shares								$ 7.60
Maximum [Member] | Directors [Member]
Exercise price per share | $ / shares							$ 5.00
Maximum [Member] | Settlement Agreement [Member]
Exercise price per share | $ / shares								$ 12.00
Melville Lease [Member]
Land subject to ground leases | ft²							6,800
Lease expiration term							2020-03
Security deposit							$ 45,900	$ 45,900
Received rent payments							20,912
Melville Lease [Member] | Minimum [Member]
Accrued rent							132,600
Melville Lease [Member] | Maximum [Member]
Accrued rent							149,260
Research Agreements [Member]
Research and development expense							112,000	103,000
Business Advisory Services [Member]
Consulting expense							$ 180,000	180,000
Business Advisory Services [Member] | Extension 1 [Member]
Warrants to purchase common stock | shares							10,000
Exercise price per share | $ / shares							$ 12.00
Warrant term							5 years
Additional monthly fee for services rendered							$ 15,000
Business Advisory Services [Member] | Extension 2 [Member]
Warrants to purchase common stock | shares							10,000
Proceeds from issuance of warrants							$ 74,923
Exercise price per share | $ / shares							$ 10.00
Warrant term							5 years
Employment Agreements [Member]
Cash bonuses							$ 95,041
Bonus payments							50,531
Employment Agreements [Member] | Chief Executive Officer [Member]
Deferred compensation arrangement with individual, description	The CEO is entitled to receive a salary of $400,000 per annum and, effective January 1, 2015, the CEO’s annual car allowance was reduced to $7,200 from $14,400. Pursuant to the employment agreement, the CEO was entitled to receive an annual bonus for 2015 equal to 50% of his annual base salary and is entitled to receive an annual bonus for each of 2016 and 2017 of up to 50% of his annual base salary in the event certain performance goals, as determined by the Compensation Committee of the Board of Directors of the Company(the “Compensation Committee”), are satisfied.
Salary amount	$ 400,000
Labor and related expense, total	$ 14,400
Deferred compensation amount							100,000
Operating expenses							$ 407,200	$ 407,200
Employment Agreements [Member] | Chief Executive Officer [Member] | February 2017[Member]
Deferred compensation arrangement with individual, description							In February 2017, the Compensation Committee and the CEO agreed to amend the CEO’s 2016 annual bonus such that (i) the total bonus that could be earned would be equal to 40% of the CEO’s 2016 annual salary and (ii) the CEO would have until July 31, 2017 to satisfy certain performance goals related to his 2016 bonus.
Employment Agreements [Member] | Two Other Employees [Member]
Severance costs							$ 175,000
Employment Agreements [Member] | Maximum [Member]
Cash bonuses							225,750
Employment Agreements [Member] | Maximum [Member] | March 2017[Member]
Cash bonuses							162,000
Chief Executive Officer Employment Agreements [Member]
Deferred compensation amount							$ 300,000